Investments in Equity Investees - Summarized Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Summarized balance sheets
Current assets	$ 1,090,485	$ 839,888
Current liabilities	(340,863)	(353,903)
SHPL
Summarized balance sheets
Current assets	228,185	214,267
Non-current assets	74,950	80,062
Current liabilities	(163,222)	(147,952)
Non-current liabilities	(69,791)	(4,944)
Net assets	$ 70,122	$ 141,433